Related-Party Balances and Transactions (Details) ¥ in Thousands		1 Months Ended	12 Months Ended
	Oct. 10, 2018 shares	Aug. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
Master Trend Limited [Member]
Related-Party Balances and Transactions (Details) [Line Items]
Repurchase of ordinary shares (in Shares) | shares				150,000,000
Shares issued, price per share (in Dollars per share) | $ / shares					$ 1.45
Term of loan, description				In form of loan to the 521 Plan’s participants, the Group had paid RMB1,318,611 as 90% of shares purchase consideration to Master Trend during 2018.
Shenzhen Baoying Factoring Co Limited [Member]
Related-Party Balances and Transactions (Details) [Line Items]
Principal receivable		¥ 50,000
Interest rate		8.50%
Interest receivable		¥ 989
Group [Member]
Related-Party Balances and Transactions (Details) [Line Items]
Interest rate			7.30%
Interest receivable			¥ 360
Principal amount of Investment			15,000	¥ 138,000
Investment income received				¥ 610
Value outstanding wealth management products			¥ 15,000
ADS [Member] | Master Trend Limited [Member]
Related-Party Balances and Transactions (Details) [Line Items]
Repurchase of ordinary shares (in Shares) | shares				7,500,000
Shares issued, price per share (in Dollars per share) | $ / shares					$ 29.0
Mr Qiuping Lai [Member]
Related-Party Balances and Transactions (Details) [Line Items]
Repurchase of ordinary shares (in Shares) | shares	7,500,000
Equity method investment, ownership percentage	4.30%